Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2017
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	30 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	15 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Computer equipment and software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	1 year
Computer equipment and software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years